Significant Changes in The Current Reporting Period (Details)	1 Months Ended
Jul. 31, 2021 AUD ($) $ / shares shares
Significant Changes In Current Reporting Period [Abstract]
Company issued amount | $	$ 17,176,040
Number Of Shares Issued | shares	322,857,900
Price per share | $ / shares	$ 0.0532